Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Movements in Asset Retirement Obligations

The following table presents the movements in asset retirement obligations for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Asset retirement obligation at beginning of year	48,720	41,772	52,606
Liabilities incurred in the current year	17,509	—	—
Liabilities disposed in the current year	(677)	—	—
Liabilities settled in the current year	(2,216)	(1,957)	(4,551)
Accretion expense	5,014	4,369	5,897
Revision in estimated cash flow	(5,787)	2,352	(10,779)
Translation difference	(3,427)	2,184	(1,401)

Asset retirement obligation at end of year	59,136	48,720	41,772